Leases - Summary of Supplemental Information Related To The Group's Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for operating leases	¥ 50,926	¥ 31,889	¥ 33,973
Cash paid for financing leases:
Operating cash flows from finance leases	41	16	5
Financing cash flows from finance leases	¥ 192	¥ 169	¥ 68